Provisions for pensions and similar obligations	12 Months Ended
Dec. 31, 2018
Provisions for pensions and similar obligations [Abstract]
Provisions for pensions and similar obligations

22.        Provisions for pensions and similar obligations

On December 31, 2018 the balance of provisions for pension funds and similar obligations totaled R$3,357,654 (2017 - R$3,923,457 and 2016 - R$2,710,627).

i. Supplemental Pension Plan

Banco Santander and its subsidiaries sponsor the closed pension entities for the purpose of granting pensions and supplementary pensions over those granted by the Social Security, as defined in the basic regulations of each plan.

•          Banesprev - Fundo Banespa de Seguridade Social (Banesprev)

- Plan I: defined benefit plan fully sponsored by Banco Santander, it covers employees hired after May 22, 1975 called Participants Recipients, and those hired until May 22, 1975 called Participants Aggregates, who are also entitled to death benefits. This plan is closed to new entrants since March 28, 2005.

- Plan II: defined benefit plan, constituted from July 27, 1994, effective of the new text of the Statute and Regulations of the Basic Plan II, Plan I participants who chose the new plan began to contribute to the rate of 44.9% stipulated by the actuary for funding each year, introduced in April 2012 extraordinary cost to the sponsor and participants, as agreed with the PREVIC - Superintendence of Pension Funds, due to deficit in the plan. This plan is closed to new entrants since June 3, 2005.

- Plan V: defined benefit plan fully sponsored by Banco Santander, it covers employees hired until May 22, 1975, closed and paid off.

- Supplemental Pension Plan Pré 75: defined benefit plan was created in view of the privatization of Banespa and is managed by Banesprev and offered only to employees hired before May 22, 1975, which its effective date is January 1, 2000. This plan is closed to new entrants  since April 28, 2000.

- Plan III: variable contribution plan, for employees hired after May 22,1975, previously served by the Plans I and II. This plan receives contributions from the sponsor and the participants. The benefits are in the form of defined contribution during the period of contribution and defined benefit during the receipt of benefit, if paid as monthly income for life. Plan is closed to new entrants since September 1, 2005.

- Plan IV: variable contribution plan, designed for employees hired as of November 27, 2000, in which the sponsor only contributes to the risk benefits and administrative expenses. In this plan the benefit is set in the form of defined contribution during the period of contribution and defined benefit during the receipt of benefits in the form of monthly income for life, in whole or in part of the benefit. The risk benefits of the plan are in defined benefit. This plan is closed to new entrants  since July 23, 2010.

- Three plans (DCA, DAB and CACIBAN): additional retirement and former employees associated pension, arising from the process of acquisition of the former Banco Meridional, established under the defined benefit plan. The plans were closed to new participants prior to the acquisition of Grupo Bozano Simonsen by Banco Santander in November 1999.

- Plan Sanprev I: defined benefit plan, established on September 27, 1979, covering employees enrolled in the plan sponsor and it is in process of extinction since June 30, 1996.

- Plan Sanprev II: plan that provides insurance risk, pension supplement temporary, disability retirement annuity and the supplemental death and sickness allowance and birth, including employees enrolled in the plan sponsor and is funded solely by sponsors through monthly contributions, as indicated by the actuary. This plan is closed to new entrants since March 10, 2010.

- Plan Sanprev III: variable contribution plan covering employees of the sponsors who made the choice to contribute, by contribution freely chosen by participants from 2% of their salary. That the benefit plan is a defined contribution during the contribution and defined benefit during the receipt of the benefit, being in the form of monthly income for life, in whole or in part of the benefit. This plan is closed to new entrants since March 10, 2010.

•          Sanprev - Santander Associação de Previdência (Sanprev)

Closed-End Private Pension Entity (EFPC) that used to manage three benefit plans, 2 in the Defined Benefit modality and 1 in the modality of Variable Contribution, whose process of management transfer of these plans to Banesprev occurred in January 2017. According to Portaria 389 of PREVIC, of May 8, 2018, it was approved the closure of the authorization of operation of Sanprev.

•          Bandeprev - Bandepe Previdência Social (Bandeprev)

Defined benefit plan, sponsored by Banco Bandepe and Banco Santander, managed by Bandeprev. The plans are divided into basic plan and special retirement supplement plan, with different eligibility requirements, contributions and benefits by subgroups of participants. The plans are closed to new entrants since 1999 for Banco Bandepe's employees and for others since 2011.

•          Other Plans

SantanderPrevi - Sociedade de Previdência Privada (SantanderPrevi): it´s a closed-end private pension entity with the purpose of constitution and implementation of social security pension plans, complementary to the social security contribution, in the form of actual legislation.

The Retirement Plan of SantanderPrevi is structured as Defined Contribution and closed to new members since July 2018 as approved by PREVIC, with contributions shared between sponsors and plan participants. The appropriate values by the sponsors in the year of 2018 was R$89,959 (2017 - R$86,449 and 2016 - R$87,603). It has 10 cases of lifetime income with benefits arising from the previous plan.

SBPREV - Santander Brasil Open Pension Plan: As from January 2, 2018, Santander started to offer this new optional supplementary pension plan for new employees hired and for employees who are not enrolled in any other pension plan managed by the Closed Entities Complementary Pension Plan of the Group. This new program includes the PGBL- Free Benefit Generation Plan and VGBL-Free Benefit Generator Life managed by Icatu Seguros, the Open Entity of Complementary Pension Plan, which are open for new accessions, with similar characteristics to SantanderPrevi's plan. the instituting / stipulating companies and the participants in the plans.The appropriated values by the sponsors in the year of 2018 were R$1,597.

ii. Health and Dental Care Plan

• Cabesp - Caixa Beneficente dos Funcionários do Banco do Estado de São Paulo S.A.:

Entity that covers health and dental care expenses of employees hired until Banespa privatization in 2000, as defined in the entity's bylaws.

• HolandaPrevi's Retirees (current corporate name of SantanderPrevi):

For the health care plan Retirement has lifetime nature and is a closed group. In his termination the employee should have completed 10 years of employment with Banco Real and 55 years of age. In this case it was offered the continuity of health care plan where the employee pays 70% and the Bank pays 30% of the monthly payment. This rule lasted until December, 2002 and after this period that the employee got terminated with the status Retired Holandaprevi, he pays 100% of the health plan monthly payment.

• Former employees of Banco Real S.A. (Retiree by Circulars):

It grants entitlement to healthcare to former employees of Banco Real, with lifetime benefit it was granted in the same condition as the active employee, in this case, with the same coverage and plan design.

Eligible only for basic plans and premium apartment, if the beneficiary chooses for the apartment plan he pays the difference between the plans plus the co-participation in the basic plan. Not allowed new additions of dependents. It is subsidized in 90% of the plan.

• Bandeprev's retirees:

Health care plan granted to Bandeprev's retirees as a lifetime benefit, for which Banco Santander is responsible for subsidizing 50% of the benefits of employees retired until November 27, 1998. For whom retired after this date, the subsidy is 30%.

• Directors with Lifetime Benefits (Lifetime Directors):

Lifetime health care benefit granted to a small closed group of former directors coming from Banco Sudameris, being 100% subsidized by the Bank.

• Free Clinic:

Health care plan (free clinic) is offered for a lifetime to retirees who have contributed to the Foundation Sudameris for at least 25 years and has difference in default if the user chooses apartment. The plan is only offered in standard infirmary where the cost is 100% of the Foundation Sudameris.

• Life insurance for Banco Real's retirees (Life Insurance):

For Retirees from Circulars: indemnity in case of Natural Death, Disease Disability, Accidental Death. The subsidy is 45% of the value. It is a closed group.

• Life Insurance Assistance Boxes (Life Insurance):

Included in the bulk of the life insurance in December 2018 the insurance of the retirees of the DCA, DAB and CACIBAN plans. This insurance was granted to retirees of the former Southern Bank, coverage was according to the choice of retiree at the time of joining the benefit. The Bank's allowance is 50% of the premium amount for the holder and some retirees have the spouse clause bearing 100% of the cost. The plan is closed for new participants.

Additionally, it is assured to retired employees, since they meet to certain legal requirements and fully pay their respective contributions, the right to be maintaining as a beneficiary of the Banco Santander health plan, in the same conditions for healthcare coverage, taken place during their employment contract. Banco Santander provisions related to this retired employees are calculated using actuarial based in the present value of the current cost.

iii. Actuarial Techniques

The amount of the defined benefit obligations was determined by independent actuaries using the following actuarial techniques:

• Valuation method:

Projected unit credit method, which uses each year of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.

• Nominal discount rate for actuarial obligation and calculation of interest on assets:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev and Other Plans - 9.1% (2017 - 9.53% and 2016 - 10.9%).

- Cabesp, Law 9,656 and others obligations - 9.3% (2017 - 9.65% and 2016 - 10.8%).

• Estimated long-term inflation rate:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev and Other Plans - 4.0% (2017 - 4.0% and 2016 - 4.5%).

• Estimate salary increase rate:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev Básico and Other Plans - 5.0% (2017 - 5.0% and 2016 - 5.0%).

The funding status of the defined benefit obligations in 2018 and in the last 2 years are as follows:

	2018	2017	2016

Present value of the obligations - Post-employment plans:
To current employees	716,492	796,243	770,423
Vested obligations to retired employees	23,296,715	21,205,366	19,998,703
	24,013,207	22,001,609	20,769,126

Less:
Fair value of plan assets	22,708,990	20,689,637	20,116,916
Unrecognized assets (1)	(1,079,808)	(1,090,682)	(969,161)
Provisions - Post-employment plans, net	2,384,025	2,402,654	1,621,371

Present value of the obligations - Other similar obligations:
To current employees	184,606	228,107	200,009
Vested obligations to retired employees	4,604,466	4,815,654	4,046,480
	4,789,072	5,043,761	4,246,489

Less:
Fair value of plan assets	4,157,251	3,721,147	3,310,895
Unrecognized assets (1)	(68,527)	-	-
Provisions - Other similar obligations, net	700,348	1,322,614	935,594

Total provisions for pension plans, net	3,084,373	3,725,268	2,556,965
Of which:
Actuarial provisions	3,357,654	3,923,457	2,710,627
Actuarial assets (note 15)	273,281	198,189	153,662

(1)     Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

On the fourth quarter of 2018, the Management settled the actuarial deficit of Banesprev V and DAB in 2017 in the amount of R$ 295,529 and R$ 1,246, respectively, and the contribution in the estimated amount of R$ 152,329 to cover the actuarial deficit from 2018 to Banesprev Pré 75.

In the first half of 2018, there was an increase in the cost contribution established for a post-employment benefit plan, which is calculated as a percentage of the total monthly compensation of members. The increase in the contribution resulted in a decrease in the past service cost due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations.

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

	Post-Employment Plans
	2018	2017	2016

Staff costs - Current service costs (note 40)	3,142	14,605	15,416
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	124,754	70,429	120,524
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	104,160	105,832	117,981
Other movements	12,432	5,323	4,355
Total	244,488	196,189	258,276

	Other Similar Obligations
	2018	2017	2016

Staff costs - Current service costs (note 40)	5,797	5,476	9,064
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	76,124	99,575	38,064
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	15,521	-	14,608
Other movements (2)	(816,230)	-	55,943
Total	(718,788)	105,051	117,679

The changes in the present value of the accrued defined benefit obligations were as follows:

	Post-Employment Plans
	2018	2017	2016

Present value of the obligations at beginning of year	22,001,609	20,769,126	17,525,799
Current service cost (Note 40)	3,142	14,605	15,416
Interest cost	2,029,099	2,170,639	2,046,949
Benefits paid	(1,876,014)	(1,834,681)	(1,679,794)
Actuarial (gains)/losses	1,674,908	871,308	2,844,733
Others	180,463	10,612	16,023
Present value of the obligations at end of year	24,013,207	22,001,609	20,769,126

	Other Similar Obligations
	2018	2017	2016

Present value of the obligations at beginning of year	5,043,761	4,246,489	6,034,734
Current service cost (Note 40)	5,797	5,476	9,064
Interest cost	438,567	447,653	703,874
Benefits paid	(346,185)	(339,538)	(465,029)
Actuarial (gains)/losses	455,193	683,681	1,330,371
Other (1) (2)	(808,061)	-	(3,366,525)
Present value of the obligations at end of year	4,789,072	5,043,761	4,246,489

(1) In the fourth quarter of 2016, Banco Santander updated the procedures for recognizing its obligations to the entity CABESP, in accordance with its bylaws, which establishes the coverage of medical costs in the equality of proportion between associates and sponsor.

(2) In the year ended December 31, 2018 there was an increase in the cost contribution established for a postemployment benefit plan, which is calculated as a percentage of the total monthly compensation of associates. The increase in the contribution resulted in a decrease in the past service cost, due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations. In the Consolidated Statements of Income, this amount was recorded under Provision (Net).

The changes in the fair value of the plan assets were as follows:

	Post-Employment Plans
	2018	2017	2016

Fair value of plan assets at beginning of year	20,689,637	20,116,916	16,275,269
Interest (Expense) Income	1,904,345	2,100,211	1,926,424
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	1,347,689	268,309	1,589,517
Contributions/(surrenders)	481,959	38,883	2,001,806
Of which:
By the Bank	472,723	27,439	1,985,722
By plan participants	9,236	11,444	16,084
Benefits paid	(1,876,014)	(1,834,682)	(1,676,116)
Exchange differences and other items	161,374	-	16
Fair value of plan assets at end of year	22,708,990	20,689,637	20,116,916

	Other Similar Obligations
	2018	2017	2016

Fair value of plan assets at beginning of year	3,721,147	3,310,895	5,673,071
Interest (Expense) Income	362,444	348,078	665,811
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	304,632	303,504	718,628
Contributions/(surrenders)	72,548	61,803	-
Of which:
By the Bank	72,548	61,803	-
Benefits paid	(310,458)	(303,133)	(3,746,615)
Exchange differences and other items	6,938	-	-
Fair value of plan assets at end of year	4,157,251	3,721,147	3,310,895

Breakdown of gains (losses) actuarial by experience, financial assumptions and demographic hypotheses:

			Post-Employment Plans
	2018	2017	2016
Experience Plan	(803,717)	686,204	(696,910)
Changes in Financial Assumptions	(871,176)	(1,557,689)	(2,135,189)
Changes in Financial Demographic	-	146	(12,773)
Gain (Loss) Actuarial - Obligation	(1,674,893)	(871,339)	(2,844,872)
Return on Investment, Return Unlike Implied Discount Rate	1,344,089	270,158	1,589,446
Gain (Loss) Actuarial - Asset	1,344,089	270,158	1,589,446
Changes in Surplus / Deficit Uncollectible	117,320	(15,690)	-

			Other Similar Obligations
	2018	2017	2016
Experience Plan	(79,810)	(303,396)	(1,116,845)
Changes in Financial Assumptions	(376,949)	(380,285)	(537,952)
Changes in Financial Demographic	-	-	(379)
Gain (Loss) Actuarial - Obligation	(456,759)	(683,681)	(1,655,176)
Return on Investment, Return Unlike Implied Discount Rate	307,048	303,504	718,628
Gain (Loss) Actuarial - Asset	307,048	303,504	718,628
Changes in Surplus Uncollectible	(52,604)	-	-

The experience adjustments arising from plan assets and liabilities are shown bellow:

	Post - Employment Plans
	2018	2017	2016

Experience in Net Assets Adjustments	1,347,689	268,309	1,589,517

	Other Similar Obligations
	2018	2017	2016

Experience in Net Assets Adjustments	304,632	303,504	718,628

The amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered are shown below:

2018	2017	2016

700,347	701,551	826,963
28,101,932	26,343,818	22,734,017

The main categories of plan assets as a percentage of total plan assets are as follows:

	2018	2017	2016

Equity instruments	4.81%	4.60%	1.00%
Debt instruments	94.59%	94.70%	98.16%
Properties	0.28%	0.35%	0.30%
Other	0.32%	0.35%	0.54%

The expected return on plan assets was determined based on the market expectations for returns over the duration of the related obligations.

The actual return on plan assets was R$3,823,004 (2017 - R$3,021,950 and 2016 - R$4,900,380).

The following table shows the estimated benefits payable on December 31, 2018 for the next ten years:

2019	2,109,187
2020	2,160,320
2021	2,209,720
2022	2,281,827
2023	2,352,046
2024 to 2028	12,734,200
Total	23,847,300

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. The change of one percentage point in the medical care cost rates would have the effects as follows:

	Sensitivity
	(+) 1,0%	(-) 1,0%
Effect on current service cost and interest on actuarial liabilities	69,961	(62,469)
Effects on present value of obligation	761,619	(680,061)

The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	11.35
Banesprev Plans II	11.73
Banesprev Plans III	9.39
Banesprev Plans IV	14.00
Banesprev Plans V	8.87
Banesprev Pre-75	9.62
Sanprev I	6.47
Sanprev II	10.83
Sanprev III	9.66
Bandeprev Basic	9.57
Bandeprev Special I	6.70
Bandeprev Special II	6.52
SantanderPrevi	7.30
CACIBAN / DAB / DCA	6,79/5,79/6,37

Plans	Other Similar Obligations

Cabesp	14.16
Bandepe	14.73
Free Clinic	11.04
Lifetime officers	8.63
Circulars (1)	11,72 e 10,68
Life Insurance	7.82

(1) The duration 11.72 refers to the plan of Former Employees of Banco ABN Amro and 10.68 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations

		2018		2017		2016
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	9.1%	9.3%	9.5%	9.7%	10.9%	10.8%
Rate Calculation of Interest Under Assets to the Next Year	9.1%	9.3%	9.5%	9.7%	10.9%	10.8%
Estimated Long-term Inflation Rate	4.0%	4.0%	4.0%	4.0%	4.5%	4.5%
Estimated Salary Increase Rate	5.0%	5.0%	5.0%	5.0%	5.0%	5.0%
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000